Management of Financial Risks - Additional Information (Detail) € in Thousands, $ in Thousands			12 Months Ended
	Dec. 29, 2017	Nov. 09, 2017	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Disclosure of financial risk management [line items]
Cash and cash equivalents			€ 185,525		€ 37,646	€ 45,634	€ 36,988
Impact of 1% decrease in change in exchange rate			102
Impact of 5% decrease in change in exchange rate			490
Impact of 10% decrease in change in exchange rate			935
Bank account position held in USD			113,385
Impact of 1% decrease in change in exchange rate			936
Impact of 5% decrease in change in exchange rate			4,502
Impact of 10% decrease in change in exchange rate			8,595
U.S. dollars [member]
Disclosure of financial risk management [line items]
Exchange rate		1.1630
Liquidity risk [member]
Disclosure of financial risk management [line items]
Cash flows used by operating activities			24,700		€ 17,600	€ 14,600
Cash and cash equivalents			€ 185,500
Foreign currency exchange risk [member] | U.S. dollars [member]
Disclosure of financial risk management [line items]
Percentage of operating expenses denominated in U.S. dollars			30.00%	30.00%
Expenses in U.S. Dollars | $				$ 11,620
Exchange rate	1.1993